General information	12 Months Ended
Dec. 31, 2018
General information
General information

ARD FINANCE S.A.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. General information

ARD Finance S.A. (the “Company”) was incorporated in Luxembourg on May 6, 2011. The Company’s registered office is 56, rue Charles Martel, L-2134, Luxembourg.

On March 20, 2017 a subsidiary of the Company, Ardagh Group S.A. (“Ardagh”), closed its initial public offering (“IPO”) of 18,630,000 Class A common shares on the New York Stock Exchange (“NYSE”). Following the IPO, the Company recognized a non-controlling interest of $98 million.

Ardagh Group S.A. and its subsidiaries (together the “Ardagh Group”) is a leading supplier of sustainable innovative, value‑added rigid packaging solutions. The Ardagh Group’s products include metal and glass containers primarily for food and beverage markets. End‑use categories include beer, wine, spirits, carbonated soft drinks, energy drinks, juices and water, as well as food, seafood and nutrition. The Ardagh Group also supplies the paints & coatings, chemicals, personal care, pharmaceuticals and general household end‑use categories. The Company and those of its subsidiaries who are above Ardagh Group S.A. in the corporate structure are referred to as the “ARD Finance Group”.

All of the business of the group of companies controlled by this company (the “Group”) is conducted by Ardagh and its subsidiaries. All of the financing of the Group other than the 7.125%/7.875% $770 million Senior Secured Toggle Notes due 2023, and the 6.625%/7.375% €845 million Senior Secured Toggle Notes due 2023 (the “Toggle Notes”, as described in Note 17) are liabilities of the Ardagh Group.

These consolidated financial statements reflect the consolidation of the legal entities forming the Group for the periods presented. These principal operating legal entities forming the Group are listed in Note. 23.

Any description of the business of the Group is a description of the business of the Ardagh Group.

The principal accounting policies that have been applied to the consolidated financial statements are described in Note 2.